Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	S/ 1,263	S/ 16,055	S/ (21,663)
Subtotal	1,263	16,055	(21,663)
Non-controlling interest	190	8	(43)
Income Tax	1,595	157	(218)
Total	3,048	16,220	(21,924)
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	259,523	1,128,206	(1,848,192)
Transfer to income of net realized (gain) loss on debt instruments at fair value through other comprehensive income	(25,325)	(8,350)	14,263
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	47,497	7,390	12,746
Subtotal	281,695	1,127,246	(1,821,183)
Non-controlling interest	1,448	3,618	(4,423)
Income Tax	3,595	3,645	(8,250)
Total	286,738	1,134,509	(1,833,856)
Insurance contracts reserve at fair value	(61,299)	(968,599)	1,711,520
Non-controlling interest	(90)	(1,592)	2,814
Total	(61,389)	(970,191)	1,714,334
Cash flow hedges:
Net (loss) gain from cash flow hedges	(57,848)	(67,980)	(70,170)
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	40,668	45,309	16,030
Subtotal	(17,180)	(22,671)	(54,140)
Non-controlling interest	(23)	(105)	(144)
Income Tax	(1,402)	(6,336)	(8,670)
Total	(18,605)	(29,112)	(62,954)
Foreign currency translation reserve	S/ 11,747	S/ (21,970)	S/ (50,165)